INFORMATION BY OPERATING SEGMENTS AND GEOGRAPHIC AREA	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
INFORMATION BY OPERATING SEGMENTS AND GEOGRAPHIC AREA	INFORMATION BY OPERATING SEGMENTS AND GEOGRAPHIC AREA
The reportable operating segments reflect the structure used by the chief operating decision-maker, the Chief Executive Officer, to make decisions regarding resource allocation and to assess the Company’s performance.
The Company’s performance is assessed based on a measure of operating results, segregated by product perspective, which includes: Commercial Aviation, Executive Aviation, Defense & Security, and Services & Support. Operating segments that do not meet any of the quantitative thresholds are combined and disclosed as “Other Segments”.
From a geographical perspective, revenue and non-current assets, which comprise property, plant, and equipment, intangible assets and right-of-use assets, are based on consolidated information and segregated into the following regions: Brazil, North America, Europe, Latin America (except Brazil), and Asia-Pacific.
In general, balances and transactions that are not directly attributable to a specific operating segment, but contribute to its operation, such as corporate department expenses, are allocated on a pro-rata basis, using each segment's revenue as the allocation factor.
35.1Commercial Aviation
The Commercial Aviation segment mainly involves the development, production, and sale of commercial jets:
✈E-Jets 175 E1: aircraft with 70 to 90 seats.
✈E-Jets E2: aircraft with 88 to 146 seats.
35.2Defense & Security
This segment mainly includes the development and production of KC-390 Millennium and A-29 Super Tucano, both military aircraft.
Additionally, this segment includes operations mainly involving research, development of software and integrated information systems, communications, border monitoring and surveillance, space systems (satellites), aircraft modernization services and services support, development and manufacture of radars and Command, Control, Communications, Computer, Intelligence, Surveillance and Reconnaissance systems (C4ISR).
35.3Executive Aviation
The Executive Aviation segment comprises the development, production, and sale of executive jets, including the Phenom and Praetor models.
35.4Services & Support
This business unit focused on providing a complete portfolio of solutions for operators of Embraer aircraft and products in Commercial Aviation, Executive Aviation, and Defense & Security segments.
The main services offered are field support, technical support, flight operations solutions, aircraft modification, materials management, optimized maintenance solutions, and training programs.
35.5Other Segments
The activities reported under Other Segments consist of businesses with no material impact on the results presented in these consolidated financial statements:
✈Supply of structural parts and hydraulic systems and production of agricultural crop-spraying aircraft.
✈Development and certification of eVTOLs, creation of a maintenance and service network for eVTOLs and creation of an air traffic control system for eVTOLs (UAM Business), through Eve Air Mobility.
✈Development and manufacturing of electrical propulsion systems for aeronautical use, including vertical take-off and landing vehicles and fixed-wing aircraft.
✈Cybersecurity solutions, including specialized cybersecurity diagnostics, architecture and implementation services, as well as software and technical products for controlling and defending environments.
Result by segment

12.31.2025
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Unallocated*	Total
Revenue	2,369.8	983.9	2,205.1	1,925.6	7,484.4	93.1	—	7,577.5
Cost of sales and services	(2,174.2)	(820.5)	(1,781.3)	(1,406.5)	(6,182.5)	(66.3)	—	(6,248.8)
Gross profit	195.6	163.4	423.8	519.1	1,301.9	26.8	—	1,328.7
Operating income (expense)	(132.7)	(85.9)	(158.4)	(220.8)	(597.8)	(91.4)	(31.9)	(721.1)
Operating income (loss) before financial result	62.9	77.5	265.4	298.3	704.1	(64.6)	(31.9)	607.6
(*) The expenses incurred in 2025 relate to a specific corporate strategic project and are not linked to the performance of the operating segments. For this reason, these expenses are presented separately from the results of the operating segments in the reports used by the Company's chief operating officer for decision-making.

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Unallocated*	Total
Revenue	2,208.6	720.9	1,762.7	1,636.5	6,328.7	66.0	—	6,394.7
Cost of sales and services	(2,008.9)	(590.9)	(1,407.7)	(1,179.0)	(5,186.5)	(55.1)	—	(5,241.6)
Gross profit	199.7	130.0	355.0	457.5	1,142.2	10.9	—	1,153.1
Operating income (expense)	(144.5)	(85.4)	(149.0)	(187.5)	(566.4)	(67.3)	148.1	(485.6)
Operating income (loss) before financial result	55.2	44.6	206.0	270.0	575.8	(56.4)	148.1	667.5
(*) In 2024 refer substantially to the reimbursement of expenses received in the context of arbitration.

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Unallocated*	Total
Revenue	1,846.8	515.4	1,408.2	1,417.6	5,188.0	80.5	—	5,268.5
Cost of sales and services	(1,698.3)	(429.6)	(1,134.8)	(1,039.0)	(4,301.7)	(57.2)	—	(4,358.9)
Gross profit	148.5	85.8	273.4	378.6	886.3	23.3	—	909.6
Operating income (expense)	(124.6)	(57.5)	(146.6)	(163.4)	(492.1)	(55.9)	(47.1)	(595.1)
Operating income (loss) before financial result	23.9	28.3	126.8	215.2	394.2	(32.6)	(47.1)	314.5
(*) Expenses incurred in 2023 refer to corporate demands not directly related to operational segments. For this reason, these expenses are presented separately in the reports used by the Company's main operations manager for decision-making.
In 2025, 2024 and 2023, no customer individually accounted for 10% or more of net revenue for the respective years.
Revenue by geographic area and operating segment

12.31.2025
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
North America	1,886.7	14.6	1,538.8	1,009.3	4,449.4	1.5	4,450.9
Europe	414.1	623.6	299.2	481.3	1,818.2	22.5	1,840.7
Asia Pacific	35.9	204.5	5.3	158.8	404.5	4.6	409.1
Latin America (except Brazil)	33.1	24.8	30.1	54.0	142.0	—	142.0
Brazil	—	115.5	320.5	129.7	565.7	64.5	630.2
Other	—	0.9	11.2	92.5	104.6	—	104.6
	2,369.8	983.9	2,205.1	1,925.6	7,484.4	93.1	7,577.5

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
North America	1,615.6	0.1	1,330.3	835.1	3,781.1	0.1	3,781.2
Europe	440.8	384.6	204.1	408.0	1,437.5	—	1,437.5
Asia Pacific	29.0	60.2	35.3	131.7	256.2	—	256.2
Latin America (except Brazil)	95.4	81.2	36.7	53.9	267.2	—	267.2
Brazil	0.3	181.9	156.3	127.0	465.5	65.9	531.4
Other	27.5	12.9	—	80.8	121.2	—	121.2
	2,208.6	720.9	1,762.7	1,636.5	6,328.7	66.0	6,394.7

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
North America	1,489.4	1.0	1,054.1	737.8	3,282.3	—	3,282.3
Europe	293.8	304.9	226.9	305.1	1,130.7	—	1,130.7
Asia Pacific	—	67.1	20.1	117.3	204.5	—	204.5
Latin America (except Brazil)	32.2	—	21.4	44.6	98.2	—	98.2
Brazil	4.2	141.9	85.7	141.4	373.2	80.5	453.7
Other	27.2	0.5	—	71.4	99.1	—	99.1
	1,846.8	515.4	1,408.2	1,417.6	5,188.0	80.5	5,268.5
Revenue by category and operating segment

12.31.2025
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
Aircraft	2,369.0	—	2,205.1	—	4,574.1	32.4	4,606.5
Long-term contracts - aircraft and development	—	919.1	—	—	919.1	—	919.1
Other	0.8	18.7	—	49.2	68.7	—	68.7
Service	—	42.3	—	1,352.3	1,394.6	22.6	1,417.2
Spare Parts	—	3.8	—	524.1	527.9	38.1	566.0
	2,369.8	983.9	2,205.1	1,925.6	7,484.4	93.1	7,577.5

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
Aircraft	2,199.8	—	1,762.7	—	3,962.5	40.5	4,003.0
Long-term contracts - aircraft and development	—	661.2	—	—	661.2	—	661.2
Other	8.8	16.5	—	17.9	43.2	0.3	43.5
Service	—	42.2	—	1,172.0	1,214.2	15.0	1,229.2
Spare Parts	—	1.0	—	446.6	447.6	10.2	457.8
	2,208.6	720.9	1,762.7	1,636.5	6,328.7	66.0	6,394.7

12.31.2023
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Total reportable Segments	Other Segments	Total
Aircraft	1,834.1	13.2	1,408.2	—	3,255.5	44.7	3,300.2
Long-term contracts - aircraft and development	—	457.3	—	—	457.3	—	457.3
Other	12.7	—	—	17.7	30.4	0.7	31.1
Service	—	41.3	—	956.3	997.6	24.0	1,021.6
Spare Parts	—	3.6	—	443.6	447.2	11.1	458.3
	1,846.8	515.4	1,408.2	1,417.6	5,188.0	80.5	5,268.5
Assets by operating segment

12.31.2025
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Total
Property, plant and equipment	556.9	174.5	412.9	960.1	26.5	2,130.9	2,130.9
Intangible assets	1,194.8	146.6	959.3	38.9	381.7	2,721.3	2,721.3
Right of use	4.2	4.3	12.3	85.1	0.3	106.2	106.2
	1,755.9	325.4	1,384.5	1,084.1	408.5	4,958.4	4,958.4

12.31.2024
	Commercial Aviation	Defense & Security	Executive Aviation	Services & Support	Other Segments	Total reportable Segments	Total
Property, plant and equipment	625.7	177.5	465.3	656.8	16.0	1,941.3	1,941.3
Intangible assets	1,202.9	126.3	923.1	39.2	211.4	2,502.9	2,502.9
Right of use	4.2	4.2	14.4	80.3	1.6	104.7	104.7
	1,832.8	308.0	1,402.8	776.3	229.0	4,548.9	4,548.9
Assets by geographic area

12.31.2025
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	491.0	503.0	84.7	1,052.2	2,130.9
Intangible assets	458.0	85.0	—	2,178.3	2,721.3
Right of use	68.3	18.4	2.1	17.4	106.2
	1,017.3	606.4	86.8	3,247.9	4,958.4

12.31.2024
	North America	Europe	Asia Pacific	Brazil	Total
Property, plant and equipment	449.1	398.5	76.4	1,017.3	1,941.3
Intangible assets	279.1	73.8	—	2,150.0	2,502.9
Right of use	72.0	15.0	1.4	16.3	104.7
	800.2	487.3	77.8	3,183.6	4,548.9